Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Disclosure of Exchange Rates of Local Currencies Translated to Mexican Pesos

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for			Exchange Rate as of December 31,
Country or Zone	Functional currency	2021	2020	2019	2021	2020
Mexico	Mexican peso	1.00	1.00	1.00	1.00	1.00
Guatemala	Quetzal	2.62	2.78	2.50	2.67	2.56
Costa Rica	Colon	0.03	0.04	0.03	0.03	0.03
Panama	Balboa	20.28	21.49	19.26	20.58	19.95
Colombia	Colombian peso	0.01	0.01	0.01	0.01	0.01
Nicaragua	Cordoba	0.58	0.63	0.58	0.58	0.57
Argentina	Argentine peso	0.21	0.31	0.41	0.20	0.24
Brazil	Real	3.76	4.18	4.89	3.69	3.84
Uruguay	Uruguayan peso	0.47	0.51	0.55	0.46	0.47
(1)Exchange rates published by the central bank of each country

Disclosure of Recognition of Effects of Inflation in Countries With Hyperinflationary Economic Environments
As of December 31, 2021, 2020, and 2019, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2019-2021	Type of Economy	Cumulative Inflation 2018-2020	Type of Economy	Cumulative Inflation 2017-2019	Type of Economy
Mexico	13.9%	Non-hyperinflationary	11.2%	Non-hyperinflationary	13.2%	Non-hyperinflationary
Guatemala	11.7%	Non-hyperinflationary	10.9%	Non-hyperinflationary	11.8%	Non-hyperinflationary
Costa Rica	5.8%	Non-hyperinflationary	4.5%	Non-hyperinflationary	5.8%	Non-hyperinflationary
Panama	0.9%	Non-hyperinflationary	(1.5)%	Non-hyperinflationary	0.5%	Non-hyperinflationary
Colombia	11.4%	Non-hyperinflationary	8.8%	Non-hyperinflationary	11.0%	Non-hyperinflationary
Nicaragua	17.1%	Non-hyperinflationary	13.5%	Non-hyperinflationary	15.6%	Non-hyperinflationary
Argentina	216.1%	Hyperinflationary	209.2%	Hyperinflationary	179.4%	Hyperinflationary
Brazil	20.0%	Non-hyperinflationary	13.1%	Non-hyperinflationary	11.1%	Non-hyperinflationary
Uruguay	28.5%	Non-hyperinflationary	28.5%	Non-hyperinflationary	22.0%	Non-hyperinflationary

Schedule of Property, Plant and Equipment
The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 3
Other equipment	3 – 10

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2019	Ps. 5,575	Ps. 18,775	Ps. 38,465	Ps. 19,963	Ps. 14,749	Ps. 4,131	Ps. 479	Ps. 861	102,998
Additions (1)	4	27	392	816	2,581	6,392	—	112	10,324
Additions from business combinations	142	227	50	(13)	—	—	7	(8)	405
Transfer of completed projects	(253)	508	2,650	1,396	360	(5,004)	343	—	—
Disposals	(1)	(35)	(1,577)	(1,032)	(1,056)	—	(13)	(35)	(3,749)
Effects of changes in foreign exchange rates	(323)	(1,122)	(2,315)	(961)	(833)	(381)	(34)	(130)	(6,099)
Changes in value on the recognition of inflation effects	114	366	1,254	241	352	18	—	—	2,345
Cost as of December 31, 2019	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2020	Ps. 5,258	Ps. 18,746	Ps. 38,919	Ps. 20,410	Ps. 16,153	Ps. 5,156	Ps. 782	Ps. 800	Ps. 106,224
Additions (1)	—	104	171	281	2,613	6,300	—	186	9,655
Additions from business combinations	158	—	87	—	—	—	—	—	245
Transfer of completed projects in progress	4	721	3,165	1,192	57	(5,187)	48	—	—
Disposals	(13)	(29)	(1,425)	(1,073)	(561)	(12)	(5)	(57)	(3,175)
Effects of changes in foreign exchange rates	(255)	(1,182)	(2,243)	(797)	(629)	(333)	(91)	(78)	(5,608)
Changes in value on the recognition of inflation effects	88	293	990	189	291	(30)	3	—	1,824
Cost as of December 31, 2020	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2021	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165
Additions (1)	—	21	61	427	3,655	7,911	—	217	12,292
Transfer of completed projects in progress	—	731	4,791	1,351	31	(7,001)	95	2	—
Disposals	(6)	(20)	(2,680)	(1,614)	(2,299)	—	(62)	(16)	(6,697)
Effects of changes in foreign exchange rates	(144)	(637)	(1,919)	(556)	(365)	(70)	(22)	(77)	(3,790)
Changes in value on the recognition of inflation effects	140	326	1,260	319	487	—	138	321	2,991
Cost as of December 31, 2021	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961
(1)Total includes Ps. 3,784, Ps. 289 and Ps. 610 outstanding payment to suppliers, as of December 31, 2021, 2020 and 2019 respectively

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2019	Ps. —	Ps. (4,414)	Ps. (16,969)	Ps. (10,206)	Ps. (8,706)	Ps. —	Ps. (276)	Ps. (485)	Ps. (41,056)
Depreciation for the year	—	(386)	(2,862)	(2,211)	(2,734)	—	(108)	(86)	(8,387)
Disposals	—	14	1,049	966	1,079	—	9	28	3,145
Effects of changes in foreign exchange rates	—	223	1,013	583	571	—	12	62	2,464
Changes in value on the recognition of inflation effects	—	(92)	(629)	(164)	(302)	—	(2)	(14)	(1,203)
Accumulated depreciation as of December 31, 2019	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2020	Ps. —	Ps. (4,655)	Ps. (18,398)	Ps. (11,032)	Ps. (10,092)	Ps. —	Ps. (365)	Ps. (495)	Ps. (45,037)
Depreciation for the year	—	(490)	(2,828)	(2,148)	(2,779)	—	(40)	(130)	(8,415)
Disposals	—	19	1,125	989	536	—	1	36	2,706
Effects of changes in foreign exchange rates	—	165	854	464	432	—	31	165	2,111
Changes in value on the recognition of inflation effects	—	(82)	(595)	(132)	(250)	—	(6)	(5)	(1,070)
Accumulated depreciation as of December 31, 2020	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2021	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)
Depreciation for the year	—	(484)	(2,793)	(2,097)	(2,708)	—	(80)	(122)	(8,284)
Disposals	—	6	2,336	1,493	2,390	—	62	10	6,297
Effects of changes in foreign exchange rates	—	162	867	372	222	—	8	48	1,679
Changes in value on the recognition of inflation effects	—	(139)	(946)	(209)	(427)	—	(6)	(38)	(1,765)
Accumulated depreciation as of December 31, 2021	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2019	Ps. 5,258	Ps. 14,091	Ps. 20,521	Ps. 9,378	Ps. 6,061	Ps. 5,156	Ps. 417	Ps. 305	Ps. 61,187
As of December 31, 2020	Ps. 5,240	Ps. 13,610	Ps. 19,822	Ps. 8,343	Ps. 5,771	Ps. 5,894	Ps. 358	Ps. 422	Ps. 59,460
As of December 31, 2021	Ps. 5,230	Ps. 13,576	Ps. 20,799	Ps. 7,829	Ps. 6,757	Ps. 6,734	Ps. 491	Ps. 767	Ps. 62,183

Summary of Revenue From Contracts With Customers

Sources of Revenue	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019
Sale of products	Ps. 193,899	Ps. 181,520	Ps. 192,342
Services rendered	321	327	385
Other operating revenues (1)	584	1,768	1,744
Revenue from contracts with customers	Ps. 194,804	Ps. 183,615	Ps. 194,471
(1)In 2021, 2020 and 2019, we include related tax effect in Brazil associated to sales taxes paid in excess in prior years (PIS/COFINS) – See Note 23.2.1.